Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	CAPITAL WORLD GROWTH & INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000894005
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGIX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGBX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGCX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGIFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIAX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIBX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWICX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIEX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIAX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIBX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWICX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIEX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIGX